Non-current other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Defined benefit pension obligations, net (note 21)	$ 14,738	$ 13,033
Other non-current liabilities	31,260	25,227
Other Liabilities, Noncurrent	$ 45,998	$ 38,260